UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------


                               Third Avenue Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   622 Third Avenue, 32nd Floor, New York, NY          10017
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)


    W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2003
                         ----------------

Date of reporting period: April 30, 2003
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



                           [Third Avenue Funds Logo]




                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                                   ----------

                                 April 30, 2003

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                   VALUE          % OF
                          AMOUNT ($)    ISSUES                                                       (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 1.76%
Cable                    30,500,000     Century Cable Bank Debt (c) (e)                            $ 24,400,000       1.10%
                                                                                                   ------------
Insurance Services        5,739,057     Safelite Glass Term A Note (c)                                5,509,494
Companies                 9,216,677     Safelite Glass Term B Note (c)                                8,848,010
                                                                                                   ------------
                                                                                                     14,357,504       0.65%
                                                                                                   ------------
Oil Services                266,808     Cimarron Petroleum Corp. (c) (e)                                286,033       0.01%
                                                                                                   ------------
                                        TOTAL BANK DEBT
                                        (Cost $34,991,020)                                           39,043,537
                                                                                                   ------------
------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 11.98%
Aerospace/Defense        28,307,000     Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a)*           1,132,280
                         45,384,000     Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a)*           1,815,360
                                                                                                   ------------
                                                                                                      2,947,640       0.13%
                                                                                                   ------------
Building & Construction  78,559,000     USG Corp. 9.25%, due 09/15/01 (a)*                           63,632,790
                         85,535,000     USG Corp. 8.50%, due 08/01/05 (a)*                           69,283,350
                                                                                                   ------------
                                                                                                    132,916,140       5.99%
                                                                                                   ------------
Consumer Products        64,300,000     Home Products International, Inc. 9.625%, due 05/15/08       57,548,500       2.59%
                                                                                                   ------------
Energy & Utilities          500,000     Aquila (Utilicorp United) 8.20%, due 01/15/07                   440,000
Natural Gas               3,650,000     Illinois Power, Inc. 6.00%, due 09/15/03                      3,723,000
                                                                                                   ------------
                                                                                                      4,163,000       0.19%
                                                                                                   ------------
Finance                   6,000,000     CIT Group, Inc., 5.625%, due 10/15/03                         6,099,108
                          7,500,000     CIT Group, Inc., 5.625%, due 05/17/04                         7,748,745
                         20,000,000     CIT Group, Inc., 7.125%, due 10/15/04                        21,187,280
                            375,000     CIT Group, Inc., 6.625%, due 06/15/05                           400,636
                                                                                                   ------------
                                                                                                     35,435,769       1.60%
                                                                                                   ------------
Hard Goods Retail        18,648,000     Hechinger Co. 6.95%, due 10/15/03 (a)*                          466,200
                         14,752,000     Hechinger Co. 9.45%, due 11/15/12 (a)*                          368,800
                                                                                                   ------------
                                                                                                        835,000       0.04%
                                                                                                   ------------
Healthcare                1,046,232     Genesis Health Ventures Floating Rate 6.29%, due 04/02/07     1,009,614       0.05%
                                                                                                   ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                   VALUE          % OF
                          AMOUNT ($)    ISSUES                                                       (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Medical Biotechnology     1,063,563     Comprehensive Neuroscience Senior Notes 5.75%,
                                        due 02/07/06 (c)                                           $     77,672       0.00%
                                                                                                   ------------
Metals-Diversified        6,500,000     Haynes International, Inc. 11.625%, due 09/01/04              3,152,500       0.14%
                                                                                                   ------------
Retail                      370,000     Kmart Corp. 7.72%, due 06/25/02 (a) (c)*                         62,800
                            235,000     Kmart Corp. 7.76%, due 07/02/02 (a) (c)*                         39,887
                            495,000     Kmart Corp. 7.77%, due 07/02/02 (a) (c)*                         84,016
                            180,000     Kmart Corp. 7.72%, due 07/08/02 (a) (c)*                         30,551
                            200,000     Kmart Corp. 7.50%, due 07/16/02 (a) (c)*                         33,946
                            446,000     Kmart Corp. 7.33%, due 07/31/02 (a) (c)*                         75,700
                            250,000     Kmart Corp. 7.47%, due 07/31/02 (a) (c)*                         42,433
                             75,000     Kmart Corp. 8.18%, due 11/24/03 (a) (c)*                         12,730
                            539,000     Kmart Corp. 8.19%, due 11/24/03 (a) (c)*                         91,485
                          1,481,000     Kmart Corp. 8.20%, due 11/24/03 (a) (c)*                        251,370
                          1,250,000     Kmart Corp. 8.13%, due 12/16/03 (a) (c)*                        212,163
                            269,000     Kmart Corp. 7.55%, due 07/27/04 (a) (c)*                         45,657
                          1,500,000     Kmart Corp. 8.375%, due 12/01/04 (a) (b) (c)*                   254,595
                          3,675,000     Kmart Corp. 12.50%, due 03/01/05 (a) (b) (c)*                   623,758
                         43,725,000     Kmart Corp. 9.375%, due 02/01/06 (a) (b) (c)*                 7,421,453
                          2,385,000     Kmart Corp. 8.28%, due 11/15/06 (a) (c)*                        404,807
                            549,000     Kmart Corp. 8.25%, due 11/20/06 (a) (c)*                         93,182
                             81,000     Kmart Corp. 8.26%, due 11/20/06 (a) (c)*                         13,748
                          1,050,000     Kmart Corp. 8.125%, due 12/01/06 (a) (c)*                       178,217
                         17,500,000     Kmart Corp. 9.875%, due 06/15/08 (a) (c)*                     2,970,278
                          3,431,000     Kmart Corp. 8.85%, due 12/15/11 (a) (c)*                        582,344
                            441,000     Kmart Corp. 7.75%, due 10/01/12 (a) (c)*                         74,851
                            451,000     Kmart Corp. 8.92%, due 11/01/13 (a) (c)*                         76,548
                          1,000,000     Kmart Corp. 8.93%, due 11/29/16 (a) (c)*                        169,730
                          1,251,000     Kmart Corp. 8.96%, due 12/10/19 (a) (c)*                        212,332
                          2,213,000     Kmart Corp. 8.25%, due 01/01/22 (a) (b) (c)*                    375,613
                          1,943,000     Kmart Corp. 8.375%, due 07/01/22 (a) (c)*                       329,786







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                   VALUE          % OF
                          AMOUNT ($)    ISSUES                                                       (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Retail (continued)        5,264,625     Kmart Corp. 7.95%, due 02/01/23 (a) (c)*                   $    893,566
                          1,846,329     Kmart Reclaimation Claims (a) (c)                             1,661,696
                         86,205,120     Kmart Trade Claims (a) (c)                                   10,326,891
                                                                                                   ------------
                                                                                                     27,646,133       1.25%
                                                                                                   ------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $319,275,028)                                         265,731,968
                                                                                                   ------------
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 2.04%
U.S. Treasury Notes      45,000,000     U.S. Treasury Note 1.75%, due 12/31/04 (f)                   45,295,335       2.04%
                                                                                                   ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $44,979,036)                                           45,295,335
                                                                                                   ------------

                           SHARES
------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.96%
Bermuda Based             6,045,667     CGA Group, Ltd., Series C (a) (c) (d)                                --       0.00%
                                                                                                   ------------
Financial Institutions
Financial Insurance             259     American Capital Access Holdings, Convertible (a) (c) (d)    14,734,728
                                103     American Capital Access Holdings, Senior
                                          Convertible (a) (c) (d)                                     5,889,003
                                                                                                   ------------
                                                                                                     20,623,731       0.93%
                                                                                                   ------------
Healthcare                    3,451     Genesis Health Ventures, Inc., 6.00% (c)                        267,453       0.01%
                                                                                                   ------------
Insurance & Reinsurance       4,775     Ecclesiastical Insurance, 8.625%                                  7,498
                            366,568     RS Holdings Convertible Class A (c)                             366,568
                                                                                                   ------------
                                                                                                        374,066       0.02%
                                                                                                   ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $28,201,366)                                           21,265,250
                                                                                                   ------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 80.02%
Annuities & Mutual Fund       10,000     Atalanta/Sosnoff Capital Corp. (a)                $    123,300
Management & Sales            65,000     BKF Capital Group, Inc. (a)                          1,101,750
                             967,732     Legg Mason, Inc.                                    52,547,848
                             489,900     Nuveen Investments, Inc                             12,002,550
                             139,212     Westwood Holdings Group, Inc.                        1,886,323
                                                                                           ------------
                                                                                             67,661,771       3.05%
                                                                                           ------------
Apparel Manufacturers        150,000     Kleinerts, Inc. (a) (c)                                100,000       0.00%
                                                                                           ------------
Assisted Living Facilities 1,567,118     CareMatrix Corp. (a) (c)                                    --       0.00%
                                                                                           ------------
Bermuda Based                432,300     Arch Capital Group, Ltd. (a)                        15,048,363
Financial Institutions       118,449     ESG Re, Ltd. (a)                                        82,914
                              15,675     ESG Re, Ltd. Warrants (a)                                    1
                             127,500     Olympus RE Holdings, Ltd. (a) (c)                   16,791,750
                             295,217     Trenwick Group, Ltd.                                    30,703
                                                                                           ------------
                                                                                             31,953,731       1.44%
                                                                                           ------------
Computerized Securities    1,715,256     Instinet Group, Inc. (a)                             5,900,481
Trading                      132,800     Investment Technology Group, Inc. (a)                1,897,712
                                                                                           ------------
                                                                                              7,798,193       0.35%
                                                                                           ------------
Computers, Networks          100,000     3Com Corp. (a)                                         520,000
& Software                   500,000     Sun Microsystems, Inc. (a)                           1,650,000
                                                                                           ------------
                                                                                              2,170,000       0.10%
                                                                                           ------------
Depository Institutions      106,000     Astoria Financial Corp.                              2,652,120
                             835,000     BankAtlantic Bancorp, Inc. Class A                   9,619,200
                              69,566     Banknorth Group, Inc.                                1,661,236
                             529,600     Brookline Bancorp, Inc.                              7,080,752
                             218,500     Carver Bancorp, Inc. (d)                             3,148,585
                             250,787     Citigroup, Inc. Litigation Tracking Warrants           245,771
                              61,543     Commercial Federal Corp.                             1,324,405



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions       40,000     EverTrust Financial Group, Inc.                   $    988,000
(continued)                   41,100     Tompkins Trustco, Inc.                               1,890,600
                             390,800     Woronoco Bancorp, Inc. (d)                           9,437,820
                                                                                           ------------
                                                                                             38,048,489       1.72%
                                                                                           ------------
Discount Priced Holding    2,344,100     Brascan Corp. Class A                               52,765,691
Companies                     83,370     Capital Southwest Corp.                              4,397,767
                           4,600,000     Hutchison Whampoa, Ltd. (Hong Kong)                 25,598,055
                           5,875,000     Investor AB Class A (Sweden)                        38,426,249
                           8,766,000     Toyota Industries Corp. (Japan)                    129,733,272
                                                                                           ------------
                                                                                            250,921,034      11.31%
                                                                                           ------------
Electronics Components     2,496,500     American Power Conversion Corp. (a)                 38,895,470
                           6,380,700     AVX Corp.                                           67,826,841
                           2,055,400     Electro Scientific Industries, Inc. (a) (d)         27,604,022
                             493,681     IXYS Corp. (a)                                       3,505,135
                           4,458,200     KEMET Corp. (a) (d)                                 40,881,694
                                                                                           ------------
                                                                                            178,713,162       8.06%
                                                                                           ------------
Financial Insurance          300,000     Ambac Financial Group, Inc.                         17,505,000
                             118,812     American Capital Access Holdings (a) (c) (d)         6,286,338
                           1,777,409     MBIA, Inc.                                          79,450,182
                                                                                           ------------
                                                                                            103,241,520       4.65%
                                                                                           ------------
Financial Services           250,000     CIT Group, Inc.                                      5,092,500       0.23%
                                                                                           ------------
Food Manufacturers           495,000     J & J Snack Foods Corp. (a) (d)                     15,503,400       0.70%
& Purveyors                                                                                ------------

Healthcare                   339,402     Genesis Health Ventures, Inc. (a)                    5,077,454       0.23%
                                                                                           ------------
Hotels & Motels              637,570     Lodgian, Inc. Class A Warrants (a)                         638
                             127,159     Lodgian, Inc. Class B Warrants (a)                         127
                             439,629     Lodgian, Inc. (a) (d)                                1,151,828
                                                                                           ------------
                                                                                              1,152,593       0.05%
                                                                                           ------------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Industrial & Agricultural    594,300     Alamo Group, Inc. (d)                             $  6,983,025
Equipment                    299,300     Lindsay Manufacturing Co.                            6,509,775
                             360,100     Mestek, Inc. (a)                                     6,550,219
                             480,500     Standex International Corp.                         10,143,355
                                                                                           ------------
                                                                                             30,186,374       1.36%
                                                                                           ------------
Insurance & Reinsurance       87,035     ACE Ltd.                                             2,879,118
                             200,678     ACMAT Corp. Class A (a) (d)                          1,624,488
                           1,311,571     Danielson Holding Corp. (a)                          1,508,307
                             480,000     Montpelier RE Holdings, Ltd. (a) (c)                15,691,200
                           1,576,580     Radian Group, Inc.                                  62,590,226
                              58,300     White Mountains Insurance Group, Inc.               21,949,950
                                                                                           ------------
                                                                                            106,243,289       4.79%
                                                                                           ------------
Insurance Services           940,130     Safelite Glass Corp. (a) (c)                         5,640,780
Companies                     63,160     Safelite Realty Corp. (a) (c)                          378,960
                                                                                           ------------
                                                                                              6,019,740       0.27%
                                                                                           ------------
Life Insurance               836,000     The MONY Group, Inc.                                19,420,280
                           2,009,900     The Phoenix Companies, Inc.                         15,878,210
                                                                                           ------------
                                                                                             35,298,490       1.59%
                                                                                           ------------
Manufactured Housing          89,000     Liberty Homes, Inc. Class A                            422,750
                              40,000     Liberty Homes, Inc. Class B                            170,000
                                                                                           ------------
                                                                                                592,750       0.03%
                                                                                           ------------
Medical Supplies             251,300     Analogic Corp.                                      11,999,575
& Services                   342,300     Datascope Corp.                                      9,789,438
                             181,500     St. Jude Medical, Inc. (a)                           9,521,490
                                                                                           ------------
                                                                                             31,310,503       1.41%
                                                                                           ------------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life                   9,159,100     Aioi Insurance Co., Ltd.                          $ 20,275,049
Insurance - Japan          2,116,200     Millea Holdings, Inc. ADR                           69,601,818
                          10,857,140     Mitsui Sumitomo Insurance Co., Ltd.                 50,981,036
                           4,420,560     Sompo Japan Insurance, Inc.                         20,201,285
                                                                                           ------------
                                                                                            161,059,188       7.26%
                                                                                           ------------
Oil Services               1,000,000     Nabors Industries, Ltd. (a)                         39,200,000       1.77%
                                                                                           ------------
Pharmaceutical Services    1,308,740     Innovative Clinical Solutions, Ltd. (a) (d)              9,816
                             588,600     Kendle International, Inc. (a)                       2,878,254
                             598,000     PAREXEL International Corp. (a)                      7,726,160
                             637,500     Pharmaceutical Product Development, Inc. (a)        16,683,375
                                                                                           ------------
                                                                                             27,297,605       1.23%
                                                                                           ------------
Real Estate                1,387,200     Alexander & Baldwin, Inc.                           37,052,112
                             166,000     Alico, Inc.                                          4,022,014
                             959,000     Burnham Pacific Properties, Inc.                       558,618
                             975,900     Catellus Development Corp. (a)                      20,669,562
                              31,000     Consolidated-Tomoka Land Co.                           744,000
                           1,766,514     Forest City Enterprises, Inc. Class A               64,566,087
                              11,250     Forest City Enterprises, Inc. Class B                  413,437
                             473,489     HomeFed Corp. (a)                                      828,606
                           1,352,836     Koger Equity, Inc. (d)                              21,645,376
                              14,600     LNR Property Corp.                                     514,212
                                 846     Public Storage, Inc.                                    27,199
                           3,420,106     Tejon Ranch Co. (a) (d)                             94,976,344
                           1,147,200     The St. Joe Co.                                     33,612,960
                           1,000,000     The St. Joe Co. (c)                                 28,567,500
                           2,150,000     Trammell Crow Co. (a) (c) (d)                       18,237,375
                                                                                           ------------
                                                                                            326,435,402      14.72%
                                                                                           ------------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                     1,794,506     Frank's Nursery & Crafts, Inc. (a) (d)             $ 2,243,133
                           2,250,000     Kmart Holding Corp. (a) (c)                         32,062,500
                                                                                           ------------
                                                                                             34,305,633       1.55%
                                                                                           ------------
Security Brokers, Dealers    223,600     Jefferies Group, Inc.                                8,680,152
& Flotation Companies      1,086,250     Raymond James Financial, Inc.                       31,153,650
                             556,850     SWS Group, Inc.                                      9,227,004
                                                                                           ------------
                                                                                             49,060,806       2.21%
                                                                                           ------------
Semiconductor              1,200,000     Applied Materials, Inc. (a)                         17,520,000
Equipment Manufacturers    1,350,300     Credence Systems Corp. (a)                           9,587,130
                           2,031,600     Electroglas, Inc. (a) (d)                            2,762,976
                           3,679,000     FSI International, Inc. (a) (d)                      8,682,440
                             100,000     KLA-Tencor Corp. (a)                                 4,100,000
                             208,676     Novellus Systems, Inc. (a)                           5,851,275
                             300,000     Photronics, Inc. (a)                                 3,771,000
                             500,000     Veeco Instruments, Inc. (a)                          8,045,000
                                                                                           ------------
                                                                                             60,319,821       2.72%
                                                                                           ------------
Small-Cap Technology           1,499     CareCentric, Inc. (a)                                      615
                             247,200     Planar Systems, Inc. (a)                             4,348,248
                                                                                           ------------
                                                                                              4,348,863       0.20%
                                                                                           ------------
Telecommunications         2,000,000     CIENA Corp. (a)                                      9,740,000
                           1,250,000     Comverse Technology, Inc. (a)                       16,337,500
                           2,008,200     Tellabs, Inc. (a)                                   12,410,676
                                                                                           ------------
                                                                                             38,488,176       1.74%
                                                                                           ------------
Title Insurance            2,000,000     First American Corp.                                53,000,000
                           1,029,615     Stewart Information Services Corp. (a) (d)          27,470,128
                                                                                           ------------
                                                                                             80,470,128       3.63%
                                                                                           ------------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Transportation                55,032     Florida East Coast Industries, Inc. Class B     $    1,414,873       0.06%
                                                                                         --------------
Utilities & Utility Service  485,000     Allegheny Energy, Inc. (a)                           4,025,500
Companies                  2,337,600     Aquila, Inc.                                         6,498,528
                           4,847,600     Quanta Services, Inc. (a)                           16,724,220
                             400,000     TXU Corp.                                            7,968,000
                                                                                         --------------
                                                                                             35,216,248       1.59%
                                                                                         --------------
                                         TOTAL COMMON STOCKS AND WARRANTS
                                         (Cost $1,649,049,104)                            1,774,701,736
                                                                                         --------------

                          INVESTMENT
                          AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.10%
Bermuda Based              2,202,000     ESG Partners, LP (a) (c)                                    --       0.00%
                                                                                         --------------
Financial Institutions
Insurance & Reinsurance    3,264,756     Head Insurance Investors, LP (a) (c)                   836,616
                           1,615,000     Insurance Partners II Equity Fund, LP (a) (c)        1,339,379
                                                                                         --------------
                                                                                              2,175,995       0.10%
                                                                                         --------------
                                         TOTAL LIMITED PARTNERSHIPS
                                         (Cost $7,081,756)                                    2,175,995
                                                                                         --------------








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                           PRINCIPAL                                                         VALUE            % OF
                           AMOUNT($)     ISSUES                                             (NOTE 1)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.73%
Repurchase Agreements     74,459,456     Bear Stearns 1.27%, due 05/01/03 (g)            $   74,459,456
                           8,177,710     Bear Stearns 1.50%, due 05/01/03 (h)                 8,177,710
                                                                                         --------------
                                                                                             82,637,166       3.73%
                                                                                         --------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $82,637,166)                                  82,637,166
                                                                                         --------------
                                         TOTAL INVESTMENT PORTFOLIO - 100.59%
                                         (Cost $2,166,214,476)                            2,230,850,987
                                                                                         --------------
                                         LIABILITIES IN EXCESS OF
                                         OTHER ASSETS - (0.59%)                             (13,131,813)
                                                                                         --------------
                                         NET ASSETS - 100.00%                            $2,217,719,174
                                         (Applicable to 71,317,161                       ==============
                                         shares outstanding)

Notes:

(a)  Non-income producing securities.
(b)  Securities in whole or in part on loan.
(c)  Restricted/fair valued securities.
(d) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)  Interest  accrued at a current rate of Prime + 2%.
(f)  Segregated for future fund commitments.
(g)  Repurchase agreement collateralized by:
     U.S. Treasury Strips, par value $30,685,000, matures 08/15/12, market value $20,986,699.
     U.S. Treasury Bonds, par value $106,855,000, matures 02/15/27, market value $30,930,248.
     U.S. Treasury Bonds, par value $92,000,000, matures 11/15/28, market value $24,704,760.
(h)  Purchased with cash proceeds from securities loaned and collateralized by:
     U.S. Treasury Strips, par value $12,305,000, matures 08/15/12, market value $8,415,882.
*    Issuer in default.
ADR: American Depository Receipt.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $1,777,901,316)                $1,913,400,758
    Affiliated issuers (identified cost of $380,135,450)                       309,272,519
    Collateral on loaned securities (identified cost of $8,177,710)              8,177,710
                                                                            --------------
       Total investments (identified cost of $2,166,214,476)                 2,230,850,987
Receivable for securities sold                                                  11,781,809
Receivable for fund shares sold                                                  3,236,139
Dividends and interest receivable                                                9,728,925
Other receivables                                                                  977,333
Other assets
                                                                                   115,408
                                                                            --------------
       Total assets                                                          2,256,690,601
                                                                            --------------

LIABILITIES:
Payable for securities purchased                                                23,617,912
Payable for fund shares redeemed                                                 2,787,649
Payable to investment adviser                                                    1,583,039
Accounts payable and accrued expenses                                              868,498
Payable for service fees (Note 3)                                                  298,844
Unrealized losses on foreign currency swap contract (Note 1)                     1,637,775
Collateral on loaned securities (Note 1)                                         8,177,710
Commitments (Note 6)                                                                    --
                                                                            --------------
       Total liabilities                                                        38,971,427
                                                                            --------------
       Net assets                                                           $2,217,719,174
                                                                            ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    71,317,161 shares outstanding                                           $2,144,177,131
Accumulated undistributed net investment income                                 21,303,276
Accumulated undistributed net realized loss from investment transactions       (10,795,782)
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                      63,034,549
                                                                            ---------------
       Net assets applicable to capital shares outstanding                  $2,217,719,174
                                                                            ==============
Net asset value, offering and redemption price per share                            $31.10
                                                                                    ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME:
    Interest - unaffiliated issuers                                                 $  18,931,121
    Dividends - unaffiliated issuers (net of foreign withholding tax of $831,165)      10,070,708
    Dividends - affiliated issuers                                                      1,136,696
    Other Income                                                                        1,026,437
                                                                                    -------------
       Total investment income                                                         31,164,962
                                                                                    -------------
EXPENSES:
    Investment advisory fees (Note 3)                                                   9,742,596
    Service fees (Note 3)                                                                 855,025
    Transfer agent fees                                                                   405,270
    Miscellaneous expenses                                                                286,067
    Reports to shareholders                                                               285,159
    Administration fees (Note 3)                                                          162,456
    Custodian fees                                                                         97,851
    Accounting services                                                                    89,357
    Insurance expenses                                                                     49,847
    Auditing and tax consulting fees                                                       37,571
    Registration and filing fees                                                           35,508
    Directors' fees and expenses                                                           32,835
    Legal fees                                                                             30,170
                                                                                    -------------
       Total operating expenses                                                        12,109,712
                                                                                    -------------
       Net investment income                                                           19,055,250
                                                                                    -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized loss on investments - unaffiliated issuers                            (2,083,615)
    Net realized loss on investments - affiliated issuers                              (9,753,612)
    Net realized gain on foreign currency transactions                                        225
    Net change in unrealized appreciation on investments                              103,333,557
    Net change in unrealized appreciation on foreign currency swaps                     5,262,818
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                              34,837
                                                                                    -------------
       Net realized and unrealized gain on investments                                 96,794,210
                                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 115,849,460
                                                                                    =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE
                                                                               SIX MONTHS         FOR THE
                                                                                  ENDED            YEAR
                                                                             APRIL 30, 2003        ENDED
                                                                               (UNAUDITED)    OCTOBER 31, 2002
                                                                             --------------   ----------------
OPERATIONS:
    Net investment income                                                    $   19,055,250    $   23,352,793
    Net realized gain (loss) on investments - unaffiliated issuers               (2,083,615)       20,595,300
    Net realized loss on investments - affiliated issuers                        (9,753,612)       (8,036,086)
    Net realized gain (loss) on foreign currency transactions                           225          (103,158)
    Net change in unrealized appreciation (depreciation) on investments         103,333,557      (333,046,484)
    Net change in unrealized appreciation (depreciation) on foreign
       currency swaps and option contracts                                        5,262,818        (6,870,018)
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                        34,837            12,397
                                                                             --------------    --------------
    Net increase (decrease) in net assets resulting from operations             115,849,460      (304,095,256)
                                                                             --------------    --------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                        (28,709,699)      (43,388,707)
    Distributions to shareholders from net realized gains on investments         (2,696,192)      (13,334,131)
                                                                             --------------    --------------
                                                                                (31,405,891)      (56,722,838)
                                                                             --------------    --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                182,731,549       655,084,127
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                               30,219,047        54,407,005
    Cost of shares redeemed                                                    (277,785,185)     (559,204,937)
                                                                             --------------    --------------
    Net increase (decrease) in net assets resulting from capital
       share transactions                                                       (64,834,589)      150,286,195
                                                                             --------------    --------------
    Net increase (decrease) in net assets                                        19,608,980      (210,531,899)
    Net assets at beginning of period                                         2,198,110,194     2,408,642,093
                                                                             --------------    --------------
    Net assets at end of period
       (including undistributed net investment income of
       $21,303,276 and $31,377,325, respectively)                            $2,217,719,174    $2,198,110,194
                                                                             ==============    ==============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED                        YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2003     ------------------------------------------------------
                                                  (UNAUDITED)       2002        2001        2000        1999        1998
                                                --------------     ------      ------      ------      ------      ------
Net Asset Value, Beginning of Period                $29.90         $34.50      $38.48      $34.82      $30.16      $31.94
                                                    ------         ------      ------      ------      ------      ------
Income (loss) from Investment Operations:
   Net investment income                              0.26           0.31        0.45        0.47        0.47        0.48
   Net gain (loss) on securities (both realized
     and unrealized)                                  1.37          (4.11)      (1.59)       7.61        4.59       (1.69)
                                                    ------         ------      ------      ------      ------      ------
   Total from Investment Operations                   1.63          (3.80)      (1.14)       8.08        5.06       (1.21)
                                                    ------         ------      ------      ------      ------      ------

Less Distributions:
   Dividends from net investment income              (0.39)         (0.61)      (0.68)         --       (0.40)      (0.41)
   Distributions from realized gains                 (0.04)         (0.19)      (2.16)      (4.42)         --       (0.16)
                                                    ------         ------      ------      ------      ------      ------
   Total Distributions                               (0.43)         (0.80)      (2.84)      (4.42)      (0.40)      (0.57)
                                                    ------         ------      ------      ------      ------      ------

Net Asset Value, End of Period                      $31.10         $29.90      $34.50      $38.48      $34.82      $30.16
                                                    ======         ======      ======      ======      ======      ======

Total Return                                          5.47%(1)     (11.40)%     (3.01)%     24.07%      16.89%      (3.86)%

Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)     $2,217,719     $2,198,110  $2,408,642  $1,856,220  $1,340,272  $1,540,711
   Ratio of Expenses to Average Net Assets            1.12%(2)       1.07%       1.07%       1.09%       1.10%       1.08%
   Ratio of Net Income to Average Net Assets          1.76%(2)       0.90%       1.31%       1.41%       1.27%       1.44%
   Portfolio Turnover Rate                               9%(1)         19%         16%         30%          5%         24%

(1) Not annualized.
(2) Annualized.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                   VALUE          % OF
                          AMOUNT ($)    ISSUES                                                       (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.26%
Government National       7,059,755     GNMA 2002-19 PA 5.50%, due 03/20/25                       $  7,081,056
Mortgage Association      4,464,969     GNMA 2002-36 AK 6.00%, due 02/20/26                          4,522,288
                          1,173,620     GNMA 2002-21 SA 16.053% Inverse Floater, due 07/16/31        1,216,690
                                                                                                  ------------
                                                                                                    12,820,034       3.26%
                                                                                                  ------------
                                        TOTAL ASSET BACKED SECURITIES
                                        (Cost $12,900,322)                                          12,820,034
                                                                                                  ------------
------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.26%
Technology                4,942,604     Insilco Technologies Bank Debt (a) (b)                       1,013,234       0.26%
                                                                                                  ------------
                                        TOTAL BANK DEBT
                                        (Cost $1,251,436)                                            1,013,234
                                                                                                  ------------
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.59%
U.S. Treasury Note       14,000,000     U.S. Treasury Note 1.75%, due 12/31/04                      14,091,882       3.59%
                                                                                                  ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $13,990,702)                                          14,091,882
                                                                                                  ------------

                          SHARES
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.79%
Agricultural Chemicals      670,000     Agrium, Inc. (Canada)                                        7,577,700       1.93%
                                                                                                  ------------
Business Development        685,800     Brascan Corp. Class A                                       15,437,358
& Investment Companies    3,111,000     JZ Equity Partners PLC (United Kingdom)                      4,773,303
                            210,100     Leucadia National Corp.                                      8,004,810
                                                                                                  ------------
                                                                                                    28,215,471       7.18%
                                                                                                  ------------
Cable Television Equipment  928,100     CommScope, Inc. (a)                                          7,953,817
                            405,800     Scientific-Atlanta, Inc.                                     6,594,250
                                                                                                  ------------
                                                                                                    14,548,067       3.70%
                                                                                                  ------------
Computer Software           200,000     Roxio, Inc. (a)                                              1,050,000       0.27%
                                                                                                  ------------
Consumer Products           194,500     Maxwell Shoe Co., Inc. Class A (a)                           2,367,065       0.60%
                                                                                                  ------------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                             VALUE          % OF
                          SHARES        ISSUES                                              (NOTE 1)      NET ASSETS
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics                 678,000     Advanced Power Technology, Inc. (a) (c)           $  2,671,320
                            512,600     American Power Conversion Corp. (a)                  7,986,308
                            307,700     Bel Fuse, Inc. Class B                               6,061,690
                            549,517     IXYS Corp. (a)                                       3,901,571
                          1,008,600     KEMET Corp. (a)                                      9,248,862
                          1,151,800     TriQuint Semiconductor, Inc. (a)                     4,042,818
                                                                                          ------------
                                                                                            33,912,569       8.64%
                                                                                          ------------
Energy Services             238,700     Precision Drilling Corp. (a)                         8,206,506
                            362,700     Willbros Group, Inc. (a)                             3,010,410
                                                                                          ------------
                                                                                            11,216,916       2.86%
                                                                                          ------------
Financial Insurance         100,000     MBIA, Inc.                                           4,470,000
                             71,852     Radian Group, Inc.                                   2,852,524
                                                                                          ------------
                                                                                             7,322,524       1.86%
                                                                                          ------------
Forest Products & Paper     255,400     Deltic Timber Corp.                                  6,247,084
                            643,700     SFK Pulp Fund (Canada)                               4,154,930
                            100,000     SFK Pulp Fund 144A (Canada)                            645,476
                          1,310,500     TimberWest Forest Corp. (Canada)                    11,199,449
                                                                                          ------------
                                                                                            22,246,939       5.67%
                                                                                          ------------
Industrial Equipment        393,100     Alamo Group, Inc.                                    4,618,925
                            168,600     Lindsay Manufacturing Co.                            3,667,050
                            491,200     Trinity Industries, Inc.                             8,129,360
                                                                                          ------------
                                                                                            16,415,335       4.18%
                                                                                          ------------
Insurance & Reinsurance     309,000     Arch Capital Group, Ltd. (a)                        10,756,290
                            120,000     Montpelier RE Holdings, Ltd. (a) (b)                 3,922,800
                             42,500     Olympus RE Holdings, Ltd. (a) (b)                    5,597,250
                                                                                          ------------
                                                                                            20,276,340       5.16%
                                                                                          ------------
Insurance - Multi Line       57,300     E-L Financial Corp., Ltd. (Canada)                   9,695,786       2.47%
                                                                                          ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                             VALUE          % OF
                          SHARES        ISSUES                                              (NOTE 1)      NET ASSETS
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Investment Companies        185,670     Westwood Holdings Group, Inc.                      $ 2,515,828       0.64%
                                                                                           -----------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                    3,594,320
                            340,600     The MONY Group, Inc.                                 7,912,138
                            532,200     The Phoenix Companies, Inc.                          4,204,380
                                                                                           -----------
                                                                                            15,710,838       4.00%
                                                                                           -----------
Manufactured Housing         75,200     Skyline Corp.                                        2,225,920       0.57%
                                                                                           -----------
Media                       120,000     ValueVision Media, Inc. Class A (a)                  1,522,800       0.39%
                                                                                           -----------
Metal & Metal Products      181,900     Century Aluminum Co. (a)                             1,209,635       0.31%
                                                                                           -----------
Natural Resources &         187,500     Alexander & Baldwin, Inc.                            5,008,125
Real Estate                 187,300     Alico, Inc.                                          4,538,092
                            139,000     Avatar Holdings, Inc. (a)                            3,458,320
                            401,500     Forest City Enterprises, Inc. Class A               14,674,825
                            140,800     Jones Lang LaSalle, Inc. (a)                         2,121,856
                            268,800     Koger Equity, Inc.                                   4,300,800
                            351,000     LNR Property Corp.                                  12,362,220
                            100,000     The St. Joe Co. (b)                                  2,856,750
                             91,000     The St. Joe Co.                                      2,666,300
                            274,600     Tejon Ranch Co. (a)                                  7,625,642
                            200,000     Trammell Crow Co. (a) (b)                            1,696,500
                            343,000     Wellsford Real Properties, Inc. (a) (c)              5,385,100
                                                                                           -----------
                                                                                            66,694,530      16.98%
                                                                                           -----------
Non-Life Insurance - Japan  400,000     Sompo Japan Insurance, Inc.                          1,827,939       0.47%
                                                                                           -----------
Pharmaceutical Services     394,345     PAREXEL International Corp. (a)                      5,094,937
                            135,200     Pharmaceutical Product Development, Inc. (a)         3,538,184
                                                                                           -----------
                                                                                             8,633,121       2.20%
                                                                                           -----------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                               VALUE          % OF
                             SHARES       ISSUES                                              (NOTE 1)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Retail                        142,200     The Dress Barn, Inc. (a)                          $  2,135,844
                              300,000     Kmart Holding Corp. (a) (b)                          4,275,000
                                                                                            ------------
                                                                                               6,410,844       1.63%
                                                                                            ------------
Securities Brokers, Dealers 1,979,584     Instinet Group, Inc. (a)                             6,809,769
& Flotation Companies         386,280     SWS Group, Inc.                                      6,400,660
                                                                                            ------------
                                                                                              13,210,429       3.36%
                                                                                            ------------
Semiconductor                 297,200     Coherent, Inc. (a)                                   6,835,600
Equipment Manufacturers     1,065,800     Credence Systems Corp. (a)                           7,567,180
& Related                     688,000     CyberOptics Corp. (a) (c)                            3,026,512
                              696,100     Electro Scientific Industries, Inc. (a)              9,348,623
                              573,400     FSI International, Inc. (a)                          1,353,224
                                                                                            ------------
                                                                                              28,131,139       7.16%
                                                                                            ------------
Technology                    232,900     Herley Industries, Inc. (a)                          3,763,897
                              453,600     Park Electrochemical Corp.                           8,092,224
                               95,000     Planar Systems, Inc. (a)                             1,671,050
                                                                                            ------------
                                                                                              13,527,171       3.44%
                                                                                            ------------
Telecommunications            750,000     CIENA Corp. (a)                                      3,652,500
Equipment                     900,000     Comverse Technology, Inc. (a)                       11,763,000
                            1,219,500     Sycamore Networks, Inc. (a)                          3,938,985
                              306,300     Tellabs, Inc. (a)                                    1,892,934
                                                                                            ------------
                                                                                              21,247,419       5.41%
                                                                                            ------------
Title Insurance               105,000     First American Corp.                                 2,782,500       0.71%
                                                                                            ------------

                                          TOTAL COMMON STOCKS
                                          (Cost $369,722,246)                                360,494,825
                                                                                            ------------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                          VALUE          % OF
                          AMOUNT ($)    ISSUES                                              (NOTE 1)      NET ASSETS
---------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.99%
Repurchase Agreements     7,802,881    Bear Stearns 1.27%, due 05/01/03 (d)              $  7,802,881       1.99%
                                                                                         ------------
                                       TOTAL SHORT TERM INVESTMENTS
                                       (Cost $7,802,881)                                    7,802,881
                                                                                         ------------
                                       TOTAL INVESTMENT PORTFOLIO - 100.89%
                                       (Cost $405,667,587)                                396,222,856
                                                                                         ------------
                                       LIABILITIES IN EXCESS OF
                                       OTHER ASSETS - (0.89%)                              (3,484,292)
                                                                                         ------------
                                       NET ASSETS - 100.00%                              $392,738,564
                                       (Applicable to 28,506,334                         ============
                                       shares outstanding)

Notes:

(a)  Non-income producing securities.
(b)  Restriced / fair valued securities.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)  Repurchase agreement collateralized by:
     U.S. Treasury Bonds, par value $6,510,000, matures 05/15/30, market value $8,033,141.








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $385,689,059)                      $385,139,924
    Affiliated issuers (identified cost of $19,978,528)                           11,082,932
                                                                                ------------
       Total investments (identified cost of $405,667,587)                       396,222,856
Receivable for fund shares sold                                                      904,394
Dividends and interest receivable                                                    478,067
Other receivables                                                                    119,976
Other assets
                                                                                      29,107
                                                                                ------------
       Total assets                                                              397,754,400
                                                                                ------------

LIABILITIES:
Payable for securities purchased                                                   4,225,874
Payable for fund shares redeemed                                                     315,649
Payable to investment adviser                                                        281,911
Accounts payable and accrued expenses                                                128,331
Payable for service fees (Note 3)                                                     64,071
Commitments (Note 6)                                                                      --
                                                                                ------------
       Total liabilities                                                           5,015,836
                                                                                ------------
       Net assets                                                               $392,738,564
                                                                                ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    28,506,334 shares outstanding                                               $404,295,786
Accumulated undistributed net investment loss                                       (161,374)
Accumulated undistributed net realized losses from investment transactions        (1,951,702)
Net unrealized depreciation of investments and translation
    of foreign currency denominated assets and liabilities                        (9,444,146)
                                                                                ------------
       Net assets applicable to capital shares outstanding                      $392,738,564
                                                                                ============
Net asset value, offering and redemption price per share                              $13.78
                                                                                      ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                         $   868,512
    Dividends (net of foreign withholding tax of $89,401)              2,059,066
    Other income                                                         122,330
                                                                     -----------
       Total investment income                                         3,049,908
                                                                     -----------
EXPENSES:
    Investment advisory fees (Note 3)                                  1,723,493
    Service fees (Note 3)                                                161,656
    Transfer agent fees                                                   81,926
    Administration fees (Note 3)                                          79,223
    Reports to shareholders                                               64,099
    Accounting services                                                   36,956
    Directors' fees and expenses                                          33,869
    Custodian fees                                                        27,246
    Registration and filing fees                                          23,204
    Auditing and tax consulting fees                                      20,004
    Miscellaneous expenses                                                 6,191
    Legal fees                                                             4,465
    Insurance expenses                                                     4,029
                                                                     -----------
       Total operating expenses                                        2,266,361
                                                                     -----------
       Net investment income                                             783,547
                                                                     -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
    Net realized gain on investments - unaffiliated issuers              819,888
    Net realized gain on foreign currency transactions                     9,627
    Net change in unrealized appreciation on investments              26,169,532
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                597
                                                                     -----------
       Net realized and unrealized gain on investments                26,999,644
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $27,783,191
                                                                     ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                                SIX MONTHS           FOR THE
                                                                                   ENDED              YEAR
                                                                              APRIL 30, 2003          ENDED
                                                                                (UNAUDITED)      OCTOBER 31, 2002
                                                                              --------------     ----------------
OPERATIONS:
    Net investment income                                                     $     783,547       $   4,018,343
    Net realized gain (loss) on investments - unaffiliated issuers                  819,888          (2,935,754)
    Net realized gain (loss) on foreign currency transactions                         9,627             (15,154)
    Net change in unrealized appreciation (depreciation) on investments          26,169,532         (48,558,387)
    Net change in unrealized appreciation (depreciation) on translation
       of other assets and liabilities denominated in foreign currency                  597                 (12)
                                                                              -------------       -------------
    Net increase (decrease) in net assets resulting from operations              27,783,191         (47,490,964)
                                                                              -------------       -------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                         (3,981,345)         (2,415,022)
    Distributions to shareholders from net realized gains on investments                 --          (3,585,740)
                                                                              -------------       -------------
                                                                                 (3,981,345)         (6,000,762)
                                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                 51,029,828         256,254,007
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                3,812,653           5,816,114
    Cost of shares redeemed                                                     (55,251,976)       (114,898,657)
                                                                              -------------       -------------
    Net increase (decrease) in net assets resulting from capital
       share transactions                                                          (409,495)        147,171,464
                                                                              -------------       -------------
    Net increase in net assets                                                   23,392,351          93,679,738
    Net assets at beginning of period                                           369,346,213         275,666,475
                                                                              -------------       -------------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $3,036,424, respectively)                                       $ 392,738,564       $ 369,346,213
                                                                              =============       =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                THIRD AVENUE TRUST
                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                               FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED                        YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2003     ------------------------------------------------------
                                                 (UNAUDITED)       2002        2001        2000        1999        1998
                                               --------------     ------      ------      ------      ------      ------
Net Asset Value, Beginning of Period                $12.92        $14.33      $13.86      $11.33      $10.66      $12.37
                                                    ------        ------      ------      ------      ------      ------
Income (loss) from Investment Operations:
   Net investment income                              0.03          0.14        0.14        0.19        0.09        0.08
   Net gain (loss) on securities (both realized
   and unrealized)                                    0.97         (1.26)       1.23        2.44        0.67       (1.73)
                                                    ------        ------      ------      ------      ------      ------
   Total from Investment Operations                   1.00         (1.12)       1.37        2.63        0.76       (1.65)
                                                    ------        ------      ------      ------      ------      ------

Less Distributions:
   Dividends from net investment income              (0.14)        (0.12)      (0.21)      (0.10)      (0.09)      (0.06)
   Distributions from realized gains                    --         (0.17)      (0.69)         --          --          --
                                                    ------        ------      ------      ------      ------      ------
   Total Distributions                               (0.14)        (0.29)      (0.90)      (0.10)      (0.09)      (0.06)
                                                    ------        ------      ------      ------      ------      ------

Net Asset Value, End of Period                      $13.78        $12.92      $14.33      $13.86      $11.33      $10.66
                                                    ======        ======      ======      ======      ======      ======

Total Return                                          7.73%(1)     (8.12%)     10.54%      23.30%       7.12%     (13.36)%

Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)       $392,739      $369,346    $275,666    $142,459    $121,895    $139,557
   Ratio of Expenses to Average Net Assets            1.18%(2)      1.17%       1.23%       1.30%       1.28%       1.28%
   Ratio of Net Income to Average Net Assets          0.41%(2)      1.03%       1.16%       1.43%       0.72%       0.72%
   Portfolio Turnover Rate                              10%(1)        19%         18%         19%         10%          6%

(1) Not annualized.
(2) Annualized.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                      VALUE          % OF
                          AMOUNT ($)    ISSUES                                                          (NOTE 1)      NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.97%
Diversified Financial     1,504,000     Imperial Credit Industries, Inc. 9.75%, due 01/15/04 (a) (b)*  $       --
Services                    464,000     Imperial Credit Industries, Inc. 12.00%, due 06/30/05 (a) (b)*         --
                                                                                                       ----------
                                                                                                               --       0.00%
                                                                                                       ----------
Manufactured Housing      5,000,000     Champion Enterprises, Inc. 7.625%, due 05/15/09                 2,725,000       0.70%
                                                                                                       ----------
Real Estate Operating     1,000,000     LNR Property Corp. 9.375%, due 03/15/08                         1,047,500       0.27%
Companies                                                                                              ----------
                                        TOTAL CORPORATE BONDS
                                        (Cost $3,943,450)                                               3,772,500
                                                                                                       ----------
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 0.85%
Federal National          2,499,846     FNR 2002-31 SB 18.668% Inverse Floater, due 05/25/32            2,561,305       0.66%
Mortgage Association                                                                                   ----------

Government National         733,513     GNMA 02-21 SA 16.053% Inverse Floater, due 07/16/31               760,431       0.19%
                                                                                                       ----------
Mortgage Association
                                        TOTAL MORTGAGE BACKED SECURITIES
                                        (Cost $3,227,179)                                               3,321,736
                                                                                                       ----------

---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.60%
Term Loan                 5,000,000     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)         5,000,000       1.28%
                                                                                                       ----------
Revolving Credit Loan     1,250,000     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)         1,250,000       0.32%
                                                                                                       ----------
                                        TOTAL MORTGAGE LOANS
                                        (Cost $6,250,000)                                               6,250,000
                                                                                                       ----------

                            SHARES
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.73%
Real Estate Investment      133,332     Anthracite Capital, Inc. 10% Series B (c)                       2,833,305       0.73%
Trusts                                                                                                 ----------

                                        TOTAL PREFERRED STOCK
                                        (Cost $2,574,141)                                               2,833,305
                                                                                                       ----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                              VALUE          % OF
                             SHARES     ISSUES                                               (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 85.06%
Assisted Living Facilities   25,571     CareMatrix Corp. (a) (b)                           $        --        0.00%
                                                                                           -----------
Diversified Financial        20,466     Capital Trust, Inc. Class A                            374,937
Services                     22,223     Imperial Credit Industries, Inc. Warrants (a)               --
                                                                                           -----------
                                                                                               374,937        0.10%
                                                                                           -----------
Homebuilders                357,000     Avatar Holdings, Inc. (a)                            8,882,160
                            273,040     Brookfield Homes Corp.                               4,136,556
                                                                                           -----------
                                                                                            13,018,716        3.34%
                                                                                           -----------
Hotels & Motels              44,958     Lodgian, Inc. Class A Warrants (a) (b)                      45
                              8,966     Lodgian, Inc. Class B Warrants (a) (b)                       9
                             31,000     Lodgian, Inc. (a)                                       81,220
                                                                                           -----------
                                                                                                81,274        0.02%
                                                                                           -----------
Manufactured Housing        171,900     Cavalier Homes, Inc. (a)                               206,280
                            275,500     Clayton Homes, Inc.                                  3,418,955
                             82,800     Coachmen Industries, Inc.                            1,047,420
                            719,900     Modtech Holdings, Inc. (a) (c)                       5,831,190
                                                                                           -----------
                                                                                            10,503,845        2.69%
                                                                                           -----------
Natural Resources            85,200     Deltic Timber Corp.                                  2,083,992
                              4,000     TimberWest Forest Corp. (Canada)                        34,184
                                                                                           -----------
                                                                                             2,118,176        0.54%
                                                                                           -----------
Real Estate Investment      600,000     American Financial Realty Trust (b)                  6,960,000
Trusts                      411,298     American Land Lease, Inc. (c)                        6,551,977
                            103,000     Anthracite Capital, Inc.                             1,220,550
                             31,000     Atlantic Realty Trust, Inc.                            320,075
                            125,500     Golf Trust of America, Inc. (a)                        268,570
                            140,500     Kimco Realty Corp.                                   5,086,100
                            122,500     Koger Equity, Inc.                                   1,960,000
                            350,400     One Liberty Properties, Inc. (c)                     5,921,760
                            671,300     Prime Group Realty Trust (a)                         4,296,320






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                              VALUE          % OF
                             SHARES     ISSUES                                               (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment      563,602     ProLogis Trust                                    $ 14,507,115
Trusts (continued)          424,400     PS Business Parks, Inc.                             13,203,084
                            280,800     Public Storage, Inc.                                 9,027,720
                            272,100     RAIT Investment Trust                                6,122,250
                            400,600     Vornado Realty Trust                                15,222,800
                                                                                          ------------
                                                                                            90,668,321       23.25%
                                                                                          ------------
Real Estate Management      294,600     Jones Lang LaSalle, Inc. (a)                         4,439,622
                          1,070,700     Trammell Crow Co. (a)                                9,315,090
                             50,000     Trammell Crow Co. (a) (b)                              424,125
                                                                                          ------------
                                                                                            14,178,837        3.63%
                                                                                          ------------
Real Estate Operating     1,066,552     British Land Co. PLC (United Kingdom)                6,954,885
Companies                 1,376,700     Brookfield Properties Corp.                         27,878,175
                          1,220,600     Catellus Development Corp. (a)                      25,852,308
                            510,000     Consolidated-Tomoka Land Co. (c)                    12,240,000
                          1,091,300     Forest City Enterprises, Inc. Class A               39,887,015
                            837,800     LNR Property Corp. (b)                              29,507,316
                            304,980     Tejon Ranch Co. (a)                                  8,469,295
                            872,200     The St. Joe Co.                                     25,555,460
                            100,000     The St. Joe Co. (b)                                  2,856,750
                            827,550     Wellsford Real Properties, Inc. (a) (c)             12,992,535
                                                                                          ------------
                                                                                           192,193,739       49.28%
                                                                                          ------------
Retail                    1,467,391     Frank's Nursery & Crafts, Inc. Warrants (a) (b)      1,350,000
                            106,755     Frank's Nursery & Crafts, Inc. (a)                     133,444
                            500,000     Kmart Holding Corp. (a) (b)                          7,125,000
                                                                                          ------------
                                                                                             8,608,444        2.21%
                                                                                          ------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $313,621,215)                                331,746,289
                                                                                          ------------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                           NOTIONAL                                                              VALUE          % OF
                           AMOUNT($)    ISSUES                                                  (NOTE 1)      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.04%
Foreign Currency          3,400,000     Great Britain Pounds, Strike 1.53, expires 02/10/04  $     58,001
Put Options               3,800,000     Great Britain Pounds, Strike 1.52, expires 04/29/04        86,000
                                                                                             ------------
                                                                                                  144,001       0.04%
                                                                                             ------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $149,640)                                           144,001
                                                                                             ------------

                     PRINCIPAL
                     AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.84%
U.S. Treasury Bills       5,000,000     U.S. Treasury Bill 1.12%+, due 05/22/03                 4,996,847
                          5,000,000     U.S. Treasury Bill 1.14%+, due 06/19/03                 4,992,462
                          5,000,000     U.S. Treasury Bill 1.17%+, due 07/17/03 (d)             4,988,065
                                                                                             ------------
                                                                                               14,977,374       3.84%
                                                                                             ------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $14,977,046)                                     14,977,374
                                                                                             ------------
                                        TOTAL INVESTMENT PORTFOLIO - 93.09%
                                        (Cost $344,742,671)                                   363,045,205
                                                                                             ------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 6.91%                                    26,940,614
                                                                                             ------------
                                        NET ASSETS - 100.00%                                 $389,985,819
                                        (Applicable to 23,245,720                            ============
                                        shares outstanding)

Notes:

(a)  Non-income producing securities.
(b)  Restriced / fair valued securities.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d)  Segregated for future fund commitments.
*    Issuer in default.
+    Annualized yield at date of purchase.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $299,760,129)         $316,674,438
    Affiliated issuers (identified cost of $44,982,542)              46,370,767
                                                                   ------------
       Total investments (identified cost of $344,742,671)          363,045,205
Cash                                                                 31,448,051
Receivable for securities sold                                        2,302,314
Receivable for fund shares sold                                       1,984,767
Dividends and interest receivable                                       337,550
Other receivables                                                       199,961
Other assets
                                                                         29,885
                                                                   ------------
       Total assets                                                 399,347,733
                                                                   ------------

LIABILITIES:
Payable for fund shares redeemed                                        611,069
Payable for securities purchased                                      8,296,742
Payable to investment adviser                                           276,323
Accounts payable and accrued expenses                                   125,762
Payable for service fees (Note 3)                                        52,018
Commitments (Note 6)                                                         --
                                                                   ------------
       Total liabilities                                              9,361,914
                                                                   ------------
       Net assets                                                  $389,985,819
                                                                   ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    23,245,720 shares outstanding                                  $366,305,724
Accumulated undistributed net investment income                       4,200,657
Accumulated undistributed net realized gain from
    investment transactions                                           1,176,904
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities           18,302,534
                                                                   ------------
       Net assets applicable to capital shares outstanding         $389,985,819
                                                                   ============
Net asset value, offering and redemption price per share                 $16.78
                                                                         ======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                                         $ 1,398,635
    Dividends - unaffiliated issuers (net of foreign withholding tax of $41,129)       5,583,622
    Dividends - affiliated issuers                                                       623,328
    Other income                                                                         238,013
                                                                                     -----------
       Total investment income                                                         7,843,598
                                                                                     -----------

EXPENSES:
    Investment advisory fees (Note 3)                                                  1,548,750
    Service fees (Note 3)                                                                148,000
    Administration fees (Note 3)                                                          76,923
    Transfer agent fees                                                                   65,377
    Reports to shareholders                                                               51,516
    Accounting services                                                                   35,130
    Directors' fees and expenses                                                          32,966
    Custodian fees                                                                        25,966
    Registration and filing fees                                                          24,157
    Auditing and tax consulting fees                                                      15,878
    Miscellaneous expenses                                                                 7,774
    Legal fees                                                                             2,256
    Insurance expenses                                                                       416
                                                                                     -----------
       Total operating expenses                                                        2,035,109
                                                                                     -----------
       Net investment income                                                           5,808,489
                                                                                     -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
    Net realized gain on investments - unaffiliated issuers                            1,015,771
    Net realized gain on foreign currency transactions                                        17
    Net change in unrealized appreciation on investments                              26,812,734
                                                                                     -----------
       Net realized and unrealized gain on investments                                27,828,522
                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $33,637,011
                                                                                     ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE
                                                                                SIX MONTHS            FOR THE
                                                                                   ENDED               YEAR
                                                                              APRIL 30, 2003           ENDED
                                                                                (UNAUDITED)      OCTOBER 31, 2002
                                                                              --------------     ----------------
OPERATIONS:
    Net investment income                                                      $  5,808,489        $  1,898,821
    Net realized gain on investments                                              1,015,771           6,784,187
    Net realized gain (loss) on foreign currency transactions                            17                 (13)
    Net change in unrealized appreciation (depreciation) on investments          26,812,734         (11,445,191)
                                                                               ------------        ------------
    Net increase (decrease) in net assets resulting from operations              33,637,011          (2,762,196)
                                                                               ------------        ------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                         (3,717,285)         (1,529,455)
    Distributions to shareholders from net realized gains on investments         (6,384,488)         (1,610,560)
                                                                               ------------        ------------
                                                                                (10,101,773)         (3,140,015)
                                                                               ------------        ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                 75,401,567         317,354,866
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                9,737,679           2,987,146
    Cost of shares redeemed                                                     (50,686,093)        (79,678,560)
                                                                               ------------        ------------
    Net increase in net assets resulting from capital
       share transactions                                                        34,453,153         240,663,452
                                                                               ------------        ------------
    Net increase in net assets                                                   57,988,391         234,761,241
    Net assets at beginning of period                                           331,997,428          97,236,187
                                                                               ------------        ------------
    Net assets at end of period
       (including undistributed net investment income of
       $4,200,657 and $2,109,453, respectively)                                $389,985,819        $331,997,428
                                                                               ============        ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                THIRD AVENUE TRUST
                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                               FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED                        YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2003     ------------------------------------------------------
                                                 (UNAUDITED)       2002        2001        2000        1999        1998*
                                               --------------     ------      ------      ------      ------      ------

Net Asset Value, Beginning of Period                $15.73        $15.04      $13.64      $11.09      $10.28      $10.00
                                                    ------        ------      ------      ------      ------      ------
Income from Investment Operations:
   Net investment income                              0.26          0.06        0.18        0.36        0.20        0.02
   Net gain on securities (both realized
     and unrealized)                                  1.27          1.02        1.78        2.50        0.71        0.26
                                                    ------        ------      ------      ------      ------      ------
   Total from Investment Operations                   1.53          1.08        1.96        2.86        0.91        0.28
                                                    ------        ------      ------      ------      ------      ------

Less Distributions:
   Dividends from net investment income              (0.18)        (0.19)      (0.27)      (0.25)      (0.10)         --
   Distributions from realized gains                 (0.30)        (0.20)      (0.29)      (0.06)         --          --
                                                    ------        ------      ------      ------      ------      ------
   Total Distributions                               (0.48)        (0.39)      (0.56)      (0.31)      (0.10)       0.00
                                                    ------        ------      ------      ------      ------      ------

Net Asset Value, End of Period                      $16.78        $15.73      $15.04      $13.64      $11.09      $10.28
                                                    ======        ======      ======      ======      ======      ======

Total Return                                          9.94%(1)      7.17%      14.91%      26.51%       8.86%       2.80%(1)

Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)       $389,986      $331,997     $97,236     $23,965      $8,312        $713
   Ratio of Expenses to Average Net Assets
     Before expense reimbursement / recovery          1.18%(2)      1.22%       1.66%       2.58%       5.38%      81.89%(2)
     After expense reimbursement / recovery            N/A          1.41%       1.50%       1.50%       1.87%       1.90%(2)
   Ratio of Net Income (Loss) to Average Net Assets
     Before expense reimbursement / recovery          3.38%(2)      0.93%       2.64%       2.81%      (0.31%)    (77.33%)(2)
     After expense reimbursement / recovery            N/A          0.74%       2.79%       3.89%       3.20%       2.66%(2)
   Portfolio Turnover Rate                               4%(1)        21%         20%         23%          5%          0%(1)

(1) Not Annualized.
(2) Annualized.
 *  The Fund commenced investment operations on September 17, 1998.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                           VALUE          % OF
                          AMOUNT ($)    ISSUES                                               (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 10.83%
U.S. Treasury Notes       2,000,000     U.S. Treasury Note 3.625%, due 08/31/03             $2,016,876
                          2,000,000     U.S. Treasury Note 3.00%, due 11/30/03               2,022,032
                                                                                            ----------
                                                                                             4,038,908       10.83%
                                                                                            ----------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $4,033,302)                                    4,038,908
                                                                                            ----------

                            SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 70.90%
Advertising                  57,100     Asatsu-DK, Inc. (Japan)                                957,572        2.57%
                                                                                            ----------
Agriculture                  80,000     Agrium, Inc. (Canada)                                  904,800
                             86,000     Cresud SACIFYA ADR (Argentina)                         700,900
                                                                                            ----------
                                                                                             1,605,700        4.31%
                                                                                            ----------
Building & Construction      30,000     Fomento de Construcciones y Contratas S.A. (Spain)     768,046
Products/Services             5,000     Imerys S.A. (France)                                   663,475
                             88,000     Makita Corp. (Japan)                                   660,406
                                                                                            ----------
                                                                                             2,091,927        5.61%
                                                                                            ----------
Business Development        235,000     JZ Equity Partners PLC (United Kingdom)                360,568        0.97%
& Investment Companies                                                                      ----------

Corporate Services        1,663,000     Boardroom, Ltd. (Singapore)                            369,953        0.99%
                                                                                            ----------
Diversified Operations      137,000     Hutchison Whampoa Ltd. (Hong Kong)                     762,377        2.04%
                                                                                            ----------
Energy/Coal                  39,000     Fording Canadian Coal Trust (Canada)                   695,370
                            152,300     Westshore Terminals Income Fund (Canada)               581,768
                                                                                            ----------
                                                                                             1,277,138        3.43%
                                                                                            ----------
Energy/Services             259,100     Smedvig ASA-A (Norway)                               1,266,292        3.40%
                                                                                            ----------
Financial Services          111,300     Banco Latinoamericano de Exportaciones,                962,745        2.58%
                                        S.A. (Panama) (a)                                   ----------








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                                                                                              VALUE          % OF
                            SHARES      ISSUES                                               (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Forest Products & Paper     169,000     Canfor Corp. (Canada)                              $ 1,048,446
                          2,000,000     Rubicon, Ltd. (New Zealand) (a)                        760,715
                             45,000     SFK Pulp Fund (Canada)                                 290,464
                            100,000     SFK Pulp Fund 144A (Canada)                            645,476
                                                                                           -----------
                                                                                             2,745,101        7.36%
                                                                                           -----------
IT Services                  42,500     Cap Gemini SA (France)                               1,322,374        3.55%
                                                                                           -----------
Insurance                 1,125,000     BRIT Insurance Holdings PLC (United Kingdom) (a)     1,267,621
                                110     Millea Holdings, Inc. (Japan)                          713,902
                            185,000     Sompo Japan Insurance, Inc. (Japan)                    845,422
                                                                                           -----------
                                                                                             2,826,945        7.58%
                                                                                           -----------
Insurance - Multi Line        3,500     E-L Financial Corp., Ltd. (Canada)                     592,238        1.59%
                                                                                           -----------
Investment Companies         64,000     Dundee Precious Metals, Inc. Class A (Canada) (a)      807,472
                            135,000     Investor AB Class A (Sweden)                           882,986
                                360     Pargesa Holding AG (Switzerland)                       682,170
                                                                                           -----------
                                                                                             2,372,628        6.36%
                                                                                           -----------
Publishing                  175,000     Boosey & Hawkes PLC (United Kingdom) (a)               384,581        1.03%
                                                                                           -----------
Securities Brokerage      7,834,000     Hotung Investment Holdings, Ltd. (Singapore) (a)       626,720
                            469,000     Ichiyoshi Securities Co., Ltd. (Japan)                 688,202
                            350,000     Singer and Friedlander Group, PLC (United Kingdom)     699,239
                                                                                           -----------
                                                                                             2,014,161        5.40%
                                                                                           -----------
Software                    357,500     GEAC Computer Corp., Ltd. (Canada) (a)               1,358,131        3.64%
                                                                                           -----------
Telecommunications          450,000     Telecom Corp. of New Zealand Ltd. (New Zealand)      1,205,677        3.23%
                                                                                           -----------
Transportation               89,100     Ganger Rolf ASA (Norway)                               993,145
                            800,400     Noble Group Ltd. (Singapore)                           788,864
                            800,000     Tranz Rail Holdings, Ltd. (New Zealand) (a)            178,992
                                                                                           -----------
                                                                                             1,961,001        5.26%
                                                                                           -----------
                                        TOTAL COMMON STOCKS
                                        (Cost $25,190,689)                                  26,437,109
                                                                                           -----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2003
                                   (UNAUDITED)

                          NOTIONAL                                                            VALUE          % OF
                          AMOUNT ($)    ISSUES                                               (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.28%
Foreign Currency          1,500,000     Euro Dollar, Strike 1.03, expires 02/05/04            $    15,000
Put Options               2,500,000     Great Britain Pounds, Strike 1.55, expires 02/05/04        55,000
                          1,000,000     Japanese Yen, Strike 122, expires 09/15/03                  8,000
                          2,000,000     Japanese Yen, Strike 123, expires 02/05/04                 27,000
                                                                                              -----------
                                                                                                  105,000       0.28%
                                                                                              -----------
                                        TOTAL OTHER INVESTMENTS
                                       (Cost $165,617)                                            105,000
                                                                                              -----------

                          PRINCIPAL
                          AMOUNT ($)
----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.04%
U.S. Treasury Bills       4,500,000     U.S. Treasury Bill 1.14%+, due 07/24/03                 4,488,282      12.04%
                                                                                              -----------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $4,488,435)                                       4,488,282
                                                                                              -----------
                                        TOTAL INVESTMENT PORTFOLIO - 94.05%
                                        (Cost $33,878,043)                                     35,069,299
                                                                                              -----------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 5.95%                                     2,220,191
                                                                                              -----------
                                        NET ASSETS - 100.00%                                  $37,289,490
                                        (Applicable to 3,751,021                              ===========
                                        shares outstanding)

Notes:
(a)  Non-income producing security.
ADR: American Depository Receipt.
+    Annualized yield at date of purchase.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $33,878,043)                       $35,069,299
Cash                                                                              1,986,684
Receivable for fund shares sold                                                     708,566
Dividends and interest receivable                                                   203,373
Other assets                                                                             53
                                                                                -----------
       Total assets                                                              37,967,975
                                                                                -----------

LIABILITIES:
Payable for fund shares redeemed                                                     31,066
Payable for securities purchased                                                    562,981
Payable to investment adviser                                                        20,093
Payable for service fees (Note 3)                                                     2,166
Accounts payable and accrued expenses                                                62,179
Commitments (Note 6)                                                                     --
                                                                                -----------
       Total liabilities                                                            678,485
                                                                                -----------
       Net assets                                                               $37,289,490
                                                                                ===========

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    3,751,021 shares outstanding                                                $37,297,721
Accumulated undistributed net investment loss                                       (83,019)
Accumulated undistributed net realized losses from investment transactions       (1,117,875)
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                        1,192,663
                                                                                -----------
       Net assets applicable to capital shares outstanding                      $37,289,490
                                                                                ===========
Net asset value, offering and redemption price per share                              $9.94
                                                                                      =====




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                        $    44,107
    Dividends (net of foreign withholding tax of $39,391)               288,324
    Other income                                                            719
                                                                    -----------
       Total investment income                                          333,150
                                                                    -----------

EXPENSES:
    Investment advisory fees (Note 3)                                   175,800
    Administration fees (Note 3)                                         62,076
    Directors' fees and expenses                                         30,530
    Accounting services                                                  23,877
    Auditing and tax consulting fees                                     19,047
    Custodian fees                                                       17,306
    Transfer agent fees                                                  15,896
    Registration fees                                                     8,773
    Reports to shareholders                                               8,643
    Legal fees                                                            4,961
    Service fees (Note 3)                                                 4,903
    Insurance expense                                                     1,483
    Miscellaneous expenses                                                  614
                                                                    -----------
       Total operating expenses                                         373,909
                                                                    -----------
    Expenses waived and reimbursed (Note 3)                            (127,789)
                                                                    -----------
       Net expenses                                                     246,120
                                                                    -----------
       Net investment income                                             87,030
                                                                    -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
    Net realized loss on investments                                 (1,110,540)
    Net realized loss on foreign currency transactions                   (7,335)
    Net change in unrealized appreciation on investments              2,043,191
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency             1,297
                                                                    -----------
       Net realized and unrealized gain on investments                  926,613
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,013,643
                                                                    ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                  FOR THE
                                                                             SIX MONTHS ENDED        FOR THE
                                                                              APRIL 30, 2003      PERIOD ENDED
                                                                                (UNAUDITED)     OCTOBER 31, 2002*
                                                                             ----------------   -----------------
OPERATIONS:
    Net investment income                                                      $    87,030        $    38,306
    Net realized loss on investments                                            (1,110,540)                (0)
    Net realized loss on foreign currency transactions                              (7,335)            (1,083)
    Net change in unrealized appreciation (depreciation) on investments          2,043,191           (851,935)
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                        1,297                110
                                                                               -----------        -----------
    Net increase (decrease) in net assets resulting from operations              1,013,643           (814,602)
                                                                               -----------        -----------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                          (208,588)                --
                                                                               -----------        -----------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                15,168,545         26,325,840
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                 203,919                 --
    Cost of shares redeemed                                                     (1,923,742)        (2,475,525)
                                                                               -----------        -----------
    Net increase in net assets resulting from capital share transactions        13,448,722         23,850,315
                                                                               -----------        ------------
    Net increase in net assets                                                  14,253,777         23,035,713
    Net assets at beginning of period                                           23,035,713                 --
                                                                               -----------        -----------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $38,539, respectively)                                           $37,289,490        $23,035,713
                                                                               ===========        ===========

* The Fund commenced investment operations December 31, 2001.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                      FOR THE
                                                                 SIX MONTHS ENDED      FOR THE
                                                                  APRIL 30, 2003    PERIOD ENDED
                                                                    (UNAUDITED)   OCTOBER 31, 2002*
                                                                 ---------------- -----------------
Net Asset Value, Beginning of Period                                  $ 9.73           $10.00
                                                                      ------           ------
Income (loss) from Investment Operations:
    Net investment income                                               0.04             0.02
    Net gain (loss) on securities (both realized and unrealized)        0.25            (0.29)
                                                                      ------           ------
    Total from Investment Operations                                    0.29            (0.27)
                                                                      ------           ------
Less Distributions:
    Dividends from net investment income                               (0.08)              --
                                                                      ------           ------
    Total Distributions                                                (0.08)              --
                                                                      ------           ------
Net Asset Value, End of Period                                        $ 9.94           $ 9.73
                                                                      ======           ======
Total Return                                                            3.04%(1)        (2.70%)(1)

Ratios/Supplemental Data:
    Net Assets, End of period (in thousands)                         $37,289          $23,036
    Ratio of Expenses to Average Net Assets
       Before expense reimbursement                                     2.66%(2)         4.30%(2)
       After expense reimbursement                                      1.75%(2)         1.75%(2)
    Ratio of Net Income (Loss) to Average Net Assets
       Before expense reimbursement                                    (0.29)%(2)       (2.20)%(2)
       After expense reimbursement                                      0.62%(2)         0.34%(2)
    Portfolio Turnover Rate                                                7%(1)            0%(1)

(1) Not Annualized.
(2) Annualized.
*   The Fund commenced investment operations on December 31, 2001.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     [LOGO]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003
                                   (UNAUDITED)


1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc., a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of Third Avenue Value Fund. Third Avenue Small-Cap Value Fund commenced investment operations on April 1, 1997. Third Avenue Real Estate Value Fund commenced investment operations on September 17, 1998. The Third Avenue International Value Fund commenced investment operations on December 31, 2001. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by investing in a portfolio of common stocks of well-financed companies believed to be priced below their private market values and debt securities providing strong, protective covenants and high, effective yields.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of small companies having market capitalizations no greater than nor less than the range of market capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment and believed to be priced below their private market values.

Third Avenue Real Estate Value Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of primarily equity securities of well-financed real estate and real estate related companies, or in companies which own significant real estate assets at the time of investment. The Fund may also invest a portion of its assets in debt securities in real estate companies that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by a Fund on that day, based on the value determined on that day.

The Funds may invest up to 15% of their total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees of the Funds, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. At April 30, 2003, such securities had a total fair value of $213,957,492 or 9.65% of net assets of Third Avenue Value Fund, $19,361,534 or 4.93% of net assets of Third Avenue Small-Cap Value Fund and $18,005,875 or 4.62% of net assets of Third Avenue Real Estate Value Fund. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, a percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any future registration costs.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

   o   INVESTMENTS: At the prevailing rates of exchange on the valuation date.

   o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts and swap contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


FOREIGN CURRENCY SWAP CONTRACTS:

Third Avenue Value Fund has entered into a foreign currency swap to exchange Japanese yen for U.S. dollars. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The swap is used to hedge the Fund's exposure to Japanese yen denominated securities and the Japanese market. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contract.

At April 30, 2003, the Third Avenue Value Fund had an outstanding foreign currency swap contract with Bear Stearns Bank plc ("Bear Stearns") that commits the Fund to pay 30.1725 billion Japanese yen in exchange for 250 million U.S. dollars, due to terminate on October 27, 2003. The Fund will pay 0.065% on the Japanese yen and Bear Stearns will pay 1.305% on the U.S. dollars.

FOREIGN CURRENCY OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The use of foreign currency put option strategies provide the Funds with protection against a rally in the U.S. dollar versus the foreign currency while retaining the benefits (net of option cost) of appreciation in foreign currency on equity holdings. At April 30, 2003, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had outstanding foreign currency put options.

LOANS OF PORTFOLIO SECURITIES:

The Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in other income in the Statements of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


During the six months ended April 30, 2003, the following Funds had securities lending income included in other income totaling:

            FUND
            --------
            Third Avenue Value Fund                          $38,125
            Third Avenue Small-Cap Value Fund                  1,501
            Third Avenue Real Estate Value Fund                  388
            Third Avenue International Value Fund                719


REPURCHASE AGREEMENTS:

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 per Fund for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 per Fund in January of each year for the previous year's service. The Trustees on the Audit Committee will each receive $800 for each meeting.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2003 were as follows:

                                                     PURCHASES          SALES
                                                     ---------          -----
      Third Avenue Value Fund:
           Affiliated                              $         --     $  1,592,948
           Unaffiliated                             185,739,495      283,616,028
      Third Avenue Small-Cap Value Fund:
           Unaffiliated                              52,819,988       37,021,369
      Third Avenue Real Estate Value Fund:
           Affiliated                                 2,631,432               --
           Unaffiliated                              34,702,594       12,465,143
      Third Avenue International Value Fund:
           Unaffiliated                               9,524,372        1,434,273


3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

Each Fund has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of the Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds, which are reimbursable by the Funds, including salaries of non-officer employees and other miscellaneous expenses. Amounts reimbursed with respect to non-officer salaries are included under the caption Administration fees. At April 30, 2003, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had payables to affiliates of $178,765, $39,370, $40,589 and $9,105, respectively, for reimbursement of expenses paid by such affiliates. Under current arrangements for the Third Avenue Value Fund, and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


$100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Effective October 15, 1999, whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Prior to this date, the Adviser was obligated to reimburse Third Avenue Real Estate Value Fund per the agreement stated above for the Third Avenue Value Fund and Third Avenue Small-Cap Value Fund. Under current arrangements for the Third Avenue International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses exceed 1.75% of the Fund's average net assets, the Adviser is obligated to reimburse the Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund for the six months ended April 30, 2003. The Adviser waived fees of $127,789 for Third Avenue International Value Fund, for the six months ended April 30, 2003.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $177,800 plus 50% of the difference between
(i) $188,976 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $177,800 plus $65 per permit for Blue Sky Services. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $177,800 plus $65 per permit for Blue Sky Services.

The Adviser has entered into Shareholder Servicing Agreements with certain service agents for which the service agents receive a fee based on the average daily net assets invested into the Trust by the agent's customers in an omnibus account. The Trust remits to the Adviser the portion of these fees that represent various administrative services rendered by the service agents to such customers which the Trust would otherwise be obligated to provide at its own expense.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President and a Trustee of the Funds, is the President and Chief Executive Officer of M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims. For the six months ended April 30, 2003, the Funds incurred brokerage commissions paid to related parties as follows:

FUND                                          M.J. WHITMAN LLC  PRIVATE DEBT LLC
----                                          ----------------  ----------------
Third Avenue Value Fund                           $1,438,287          $80,081
Third Avenue Small-Cap Value Fund                     94,537               --
Third Avenue Real Estate Value Fund                   78,371               --
Third Avenue International Value Fund                 17,094               --


INVESTMENTS IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2003 is set forth below:

THIRD AVENUE VALUE FUND

                                       SHARES                              SHARES                     DIVIDEND INCOME
                                      HELD AT       SHARES      SHARES    HELD AT         VALUE AT    NOV. 1, 2002 -
NAME OF ISSUER:                     OCT. 31, 2002  PURCHASED     SOLD   APR. 30, 2003  APR. 30, 2003   APR. 30, 2003
---------------                     -------------  ---------    ------  -------------  -------------  ---------------
ACMAT Corp. Class A                    200,678          --         --       200,678     $ 1,624,488           --
Alamo Group, Inc.                      594,300          --         --       594,300       6,983,025     $ 71,316
American Capital Access Holdings       118,812          --         --       118,812       6,286,338           --
American Capital Access Holdings,
  Convertible Pfd.                         259          --         --           259      14,734,728           --
American Capital Access Holdings,
  Senior Convertible Pfd.                  103          --         --           103       5,889,003           --
Carver Bancorp, Inc.                   218,500          --         --       218,500       3,148,585       10,925
CGA Group, Ltd., Series C            6,045,667          --         --     6,045,667              --           --
Electro Scientific Industries, Inc.  2,055,400          --         --     2,055,400      27,604,022           --
Electroglas, Inc.                    2,874,700          --    843,100     2,031,600       2,762,976           --
Frank's Nursery & Crafts, Inc.       1,794,506          --         --     1,794,506       2,243,133           --
FSI International, Inc.              3,679,000          --         --     3,679,000       8,682,440           --
Innovative Clinical Solutions, Ltd.  1,308,740          --         --     1,308,740           9,816           --
J & J Snack Foods Corp.                495,000          --         --       495,000      15,503,400           --

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


THIRD AVENUE VALUE FUND (CONTINUED)

                                        SHARES                               SHARES                    DIVIDEND INCOME
                                       HELD AT       SHARES      SHARES     HELD AT       VALUE AT      NOV. 1, 2002 -
NAME OF ISSUER:                     OCT. 31, 2002  PURCHASED      SOLD   APR. 30, 2003  APR. 30, 2003   APR. 30, 2003
-------------                       -------------  ---------     ------  -------------  -------------  ---------------
KEMET Corp.                           4,458,200          --         --     4,458,200    $ 40,881,694             --
Koger Equity Inc.                     1,352,836          --         --     1,352,836      21,645,376     $  946,985
Lodgian, Inc.                                --     439,629(1)      --       439,629       1,151,828             --
Quanta Services, Inc.                 4,847,600          --         --     4,847,600               +             --
Stewart Information Services Corp.    1,029,615          --         --     1,029,615      27,470,128             --
Tejon Ranch Co.                       3,420,106          --         --     3,420,106      94,976,344             --
Trammell Crow Co.                     2,150,000          --         --     2,150,000      18,237,375             --
Woronoco Bancorp, Inc.                  390,800          --         --       390,800       9,437,820        107,470
                                                                                        ------------     ----------
      Total Affiliates                                                                  $309,272,519     $1,136,696
                                                                                        ============     ==========

THIRD AVENUE SMALL-CAP VALUE FUND

                                        SHARES                               SHARES                    DIVIDEND INCOME
                                       HELD AT       SHARES      SHARES     HELD AT       VALUE AT      NOV. 1, 2002 -
NAME OF ISSUER:                     OCT. 31, 2002  PURCHASED      SOLD   APR. 30, 2003  APR. 30, 2003   APR. 30, 2003
-------------                       -------------  ---------     ------  -------------  -------------  ---------------
Advanced Power Technology, Inc.         678,000          --         --       678,000     $ 2,671,320             --
CyberOptics Corp.                       688,000          --         --       688,000       3,026,512             --
Wellsford Real Properties, Inc.         343,000          --         --       343,000       5,385,100             --
                                                                                         -----------       --------
      Total Affiliates                                                                   $11,082,932             --
                                                                                         ===========       ========

THIRD AVENUE REAL ESTATE VALUE FUND

                                        SHARES                               SHARES                    DIVIDEND INCOME
                                       HELD AT       SHARES      SHARES     HELD AT       VALUE AT      NOV. 1, 2002 -
NAME OF ISSUER:                     OCT. 31, 2002  PURCHASED      SOLD   APR. 30, 2003  APR. 30, 2003   APR. 30, 2003
-------------                       -------------  ---------     ------  -------------  -------------  ---------------
American Land Lease, Inc.               411,298          --         --       411,298     $ 6,551,977       $205,649
Anthracite Capital, Inc. 10% Series B    83,332      50,000         --       133,332       2,833,305        135,415
Consolidated-Tomoka Land Co.            510,000          --         --       510,000      12,240,000         51,000
Modtech Holdings, Inc.                  520,800     199,100         --       719,900       5,831,190             --
One Liberty Properties, Inc.            350,400          --         --       350,400       5,921,760        231,264
Wellsford Real Properties, Inc.         827,550          --         --       827,550      12,992,535             --
                                                                                         -----------       --------
      Total Affiliates                                                                   $46,370,767       $623,328
                                                                                         ===========       ========

+   As of April 30, 2003, no longer an affiliate.
(1) Increase due to exchange.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value. Transactions in capital stock were as follows:

                                                  THIRD AVENUE                       THIRD AVENUE
                                                   VALUE FUND                    SMALL-CAP VALUE FUND
                                       ----------------------------------  ----------------------------------
                                            FOR THE           FOR THE           FOR THE           FOR THE
                                       SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                        APRIL 30, 2003   OCTOBER 31, 2002   APRIL 30, 2003   OCTOBER 31, 2002
                                       ----------------  ----------------  ----------------  ----------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning of period  73,509,071        69,810,990       28,585,959        19,237,069
   Shares sold                              6,058,101        18,504,636        3,795,072        16,822,784
   Shares reinvested from dividends
      and distributions                       984,677         1,507,120          278,499           383,143
   Shares redeemed                         (9,234,688)      (16,313,675)      (4,153,196)       (7,857,037)
                                           ----------        ----------       ----------        ----------
Net increase (decrease) in Fund shares     (2,191,910)        3,698,081          (79,625)        9,348,890
                                           ----------        ----------       ----------        ----------
Shares outstanding at end of period        71,317,161        73,509,071       28,506,334        28,585,959
                                           ==========        ==========       ==========        ==========

                                                  THIRD AVENUE                        THIRD AVENUE
                                             REAL ESTATE VALUE FUND             INTERNATIONAL VALUE FUND
                                       ----------------------------------  -----------------------------------
                                            FOR THE           FOR THE           FOR THE           FOR THE
                                       SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    PERIOD ENDED
                                        APRIL 30, 2003   OCTOBER 31, 2002   APRIL 30, 2003   OCTOBER 31, 2002*
                                       ----------------  ----------------  ----------------  -----------------
Increase in Fund shares:
Shares outstanding at beginning of period  21,112,267         6,466,392        2,367,383                --
   Shares sold                              4,728,887        19,446,108        1,564,329         2,617,615
   Shares reinvested from dividends
      and distributions                       619,840           191,607           21,353                --
   Shares redeemed                         (3,215,274)       (4,991,840)        (202,044)         (250,232)
                                           ----------        ----------       ----------        ----------
Net increase in Fund shares                 2,133,453        14,645,875        1,383,638         2,367,383
                                           ----------        ----------       ----------        ----------
Shares outstanding at end of period        23,245,720        21,112,267        3,751,021         2,367,383
                                           ==========        ==========       ==========        ==========


* The Fund commenced investment operations December 31, 2001.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,900,000 capital investment to Insurance Partners II Equity Fund, LP of which $1,615,000 has been funded as of April 30, 2003. This commitment may be payable upon demand of Insurance Partners II Equity Fund, LP.

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $366,568 has been funded as of April 30, 2003. This commitment may be payable upon demand of RS Holdings.

Pursuant to the swap contract between the Third Avenue Value Fund and Bear Stearns, whenever fluctuations in the value of the contract results in a loss to the Fund of $5,000,000, the Fund is obligated to reset the contract resulting in a payment to Bear Stearns equal to the loss. Accordingly, securities valued at $45,295,335 have been segregated to meet these contingencies.

Third Avenue Real Estate Value Fund has committed $2,500,000 to Frank's Nursery & Crafts, of which $1,250,000 has been funded as of April 30, 2003. This commitment may be payable upon demand of Frank's Nursery & Craft. Accordingly, securities valued at $4,988,065 have been segregated to meet this contingency.

As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Third Avenue International Value Fund since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Fund's inception through April 30, 2003 subject to repayment amount to $414,117 for the Third Avenue International Value Fund.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2003
                                   (UNAUDITED)


FOREIGN CURRENCY CONTRACTS:

The Funds may enter into foreign currency swap contracts, forward foreign currency contracts and foreign currency option contracts. Such contracts are over the counter contracts negotiated between two parties. There are both market risks and credit risks associated with such contracts. Market risks are generally limited to the movement in value of the foreign currency relative to the U.S. dollar. Credit risks typically involve the risk that the counterparty to the transaction will be unable to meet the terms of the contract. Foreign currency swap contracts and forward foreign currency contracts may have risk which exceeds the amounts reflected on the statements of assets and liabilities.

HIGH YIELD DEBT:

Third Avenue Value Fund and Third Avenue Real Estate Value Fund currently invest in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

FLOATING RATE AND INVERSE FLOATING RATE OBLIGATIONS:

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

                                     [LOGO]

                        THIRD AVENUE FUNDS PRIVACY POLICY


Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      [This page intentionally left blank.]

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                                     [LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a)(1)  Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust
             ------------------

By:      /s/ David M. Barse
         -----------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
         -----------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 19, 2003

By:      /s/ Michael T. Carney
--------------------------------------
Name:    Michael T. Carney
Title:   Chief Financial Officer
Date:    June 19, 2003